Label	Element	Value
Global Sustain Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

March 29, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 29, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Global Quality Portfolio
(the "Fund")

At a meeting held on February 27-28, 2018, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved various changes to the Fund, including revising its name, decreasing its contractual advisory fee rates and the maximum expense ratio of each share Class and modifying its principal investment strategies, each change effective April 30, 2018. Accordingly, effective April 30, 2018, the Prospectus is hereby amended as follows:

All references to "Global Quality Portfolio" in the Prospectus are hereby deleted and replaced with "Global Sustain Portfolio."

Risk/Return [Heading]	rr_RiskReturnHeading	Global Sustain Portfolio
Expense [Heading]	rr_ExpenseHeading	The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Quality Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective April 30, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	The Example information under the section of the Prospectus entitled "Fund Summary—Global Quality Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Strategy [Heading]	rr_StrategyHeading	The following is hereby added after the first paragraph of the section of the Prospectus entitled "Fund Summary—Global Quality Portfolio—Principal Investment Strategies":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As an essential and integrated part of the investment process, the Sub-Adviser seeks to engage with management teams to assess relevant factors material to long term sustainable returns including environmental, social and governance (ESG) factors.

The Fund will invest in equities throughout the world. However, investments shall not knowingly include any company whose core business activity involves the following:

a) Tobacco;

b) Alcohol;

c) Adult Entertainment;

d) Gambling;

e) Gas and electric utilities; or

f) Bulk commodities (including but not limited to fossil fuels such as oil, gas and coal as well as metals and mining).

For the purposes of this investment restriction, a "core business activity" is one that accounts for more than 10% of the relevant company's revenue.

The Fund will not invest in any company that has been excluded from the MSCI World ex Controversial Weapons Index due to its involvement with controversial weapons, as defined by that index.

Please retain this supplement for future reference.

Global Sustain Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.44%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	819
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,550
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	819
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,570
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,550
Global Sustain Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.80%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.55%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 646
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,176
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,195
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	646
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,402
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,176
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,195
Global Sustain Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,070
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,070
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,294
Global Sustain Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.61%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.61%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,156
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,552
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,156
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,117
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,552
Global Sustain Portfolio | Class IS
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	18.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.00%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	18.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,510
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,041
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,849
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,510
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,041
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,849

[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective April 30, 2018.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I, 1.25% for Class A, 1.75% for Class L, 2.00% for Class C and 0.85% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.